Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000223246 | Brink's8864742
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223246 | US Physical Therapy8864792
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223246 | Live Oak Bancshares8864766
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223246 | Dorman Products8864752
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223246 | Louisiana-Pacific8864769
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223246 | Modine Manufacturing8864772
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223246 | Crane NXT8864745
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223246 | Murphy USA8864778
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223246 | Advanced Energy Industries8864723
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223246 | Darling Ingredients8864749
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223246 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223246 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223246 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223246 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223246 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000223246 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000223246 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000223247 | Brink's8864742
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223247 | US Physical Therapy8864792
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223247 | Live Oak Bancshares8864766
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223247 | Dorman Products8864752
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223247 | Louisiana-Pacific8864769
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223247 | Modine Manufacturing8864772
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223247 | Crane NXT8864745
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223247 | Murphy USA8864778
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223247 | Advanced Energy Industries8864723
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223247 | Darling Ingredients8864749
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223247 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223247 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223247 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223247 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223247 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000223247 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000223247 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000223248 | Brink's8864817
Holdings [Line Items]
Percent of Total Investments	6.50%
C000223248 | Broadridge Financial Solutions8864820
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223248 | API Group8864801
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223248 | US Physical Therapy8864861
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223248 | Modine Manufacturing8864844
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223248 | Valmont Industries8864864
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223248 | Louisiana-Pacific8864841
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223248 | Darling Ingredients8864825
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223248 | Boot Barn Holdings8864811
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223248 | Generac Holdings8864835
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223248 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223248 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223248 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000223248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000223249 | Brink's8864817
Holdings [Line Items]
Percent of Total Investments	6.50%
C000223249 | Broadridge Financial Solutions8864820
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223249 | API Group8864801
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223249 | US Physical Therapy8864861
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223249 | Modine Manufacturing8864844
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223249 | Valmont Industries8864864
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223249 | Louisiana-Pacific8864841
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223249 | Darling Ingredients8864825
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223249 | Boot Barn Holdings8864811
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223249 | Generac Holdings8864835
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223249 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223249 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223249 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223249 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223249 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000223249 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.80%